Note 6 - Related Party Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions Used in Calculating Fair Value of Derivative Liability [Table Text Block]
	December 31,
	2012	2011
Dividend yield	0%	0%
Expected volatility	41.98%	46.58%
Risk free interest rate	0.31%	0.25%
Expected remaining term (years)	1.8	0.15
Common stock price	$1.60	$0.60

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Derivative liability at January 1, 2010	$1,227,500
Gain on change in fair value of derivative liability	(1,227,500)
Derivative liability at December 31, 2010 and 2011	-
Loss on change in fair value of derivative liability	789
Derivative liability at December 31, 2012	$789

Schedule of Related Party Transactions [Table Text Block]
	2012	2011

BSC Notes - principal	$4,338,601	$3,500,000
Summer 2011 Notes - principal	-	1,310,000
Total related party notes payable - principal	4,338,601	4,810,000
Summer 2011 Notes - unamortized discount	-	(432,706)
Total related party notes payable - unamortized discount	-	(432,706)
BSC Notes - net	4,338,601	3,500,000
Summer 2011 Notes - net	-	877,294
Total related party notes payable - net	$4,338,601	$4,377,294